Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 86.0%
Communication Services — 8.2%
Diversified Telecommunication Services — 2.8%
AT&T Inc., Senior Notes	1.650%	2/1/28	$70,000	$66,277
AT&T Inc., Senior Notes	4.700%	8/15/30	400,000	406,951
AT&T Inc., Senior Notes	2.250%	2/1/32	230,000	201,423
AT&T Inc., Senior Notes	6.375%	3/1/41	50,000	54,097
AT&T Inc., Senior Notes	4.800%	6/15/44	110,000	98,322
AT&T Inc., Senior Notes	4.500%	3/9/48	200,000	169,638
AT&T Inc., Senior Notes	3.500%	9/15/53	1,080,000	747,615
AT&T Inc., Senior Notes	3.550%	9/15/55	1,590,000	1,096,561
AT&T Inc., Senior Notes	6.050%	8/15/56	1,010,000	1,047,629
AT&T Inc., Senior Notes	3.800%	12/1/57	480,000	342,553
Frontier California Inc., Senior Notes	6.750%	5/15/27	610,000	619,007
Frontier Communications Holdings LLC, Secured Notes	6.750%	5/1/29	100,000	101,082 (a)
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	180,000	157,409
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	101,000	91,853
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	180,000	177,138
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	230,000	233,975
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	490,000	495,371
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	440,000	347,845
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	510,000	414,687
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	210,000	171,535
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	520,000	381,550
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	530,000	522,441
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	250,000	176,252
Total Diversified Telecommunication Services				8,121,211
Entertainment — 0.4%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	203,137 (a)
Netflix Inc., Senior Notes	4.900%	8/15/34	230,000	237,361
Netflix Inc., Senior Notes	5.400%	8/15/54	280,000	282,208
Walt Disney Co., Senior Notes	6.650%	11/15/37	110,000	127,124
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	76,000	69,730
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	270,000	215,715
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	9,000	6,716
Total Entertainment				1,141,991
Interactive Media & Services — 0.6%
Alphabet Inc., Senior Notes	4.500%	5/15/35	250,000	250,327
Alphabet Inc., Senior Notes	5.300%	5/15/65	370,000	368,465
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	170,000	165,517
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	220,000	222,960
Meta Platforms Inc., Senior Notes	5.400%	8/15/54	490,000	484,496
Meta Platforms Inc., Senior Notes	5.750%	5/15/63	270,000	277,907
Meta Platforms Inc., Senior Notes	5.550%	8/15/64	60,000	59,606
Total Interactive Media & Services				1,829,278
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	$20,000	$20,265
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	470,000	501,059
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	230,000	167,902
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	210,000	151,338
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	780,000	707,475
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	500,000	413,717
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	350,000	237,219
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	10,000	10,126
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	390,000	327,049
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	170,355
Comcast Corp., Senior Notes	3.750%	4/1/40	190,000	159,865
Comcast Corp., Senior Notes	2.887%	11/1/51	910,000	561,038
Comcast Corp., Senior Notes	4.049%	11/1/52	480,000	369,075
Comcast Corp., Senior Notes	5.350%	5/15/53	350,000	328,421
Comcast Corp., Senior Notes	5.650%	6/1/54	270,000	265,165
Comcast Corp., Senior Notes	6.050%	5/15/55	430,000	444,699
Comcast Corp., Senior Notes	2.937%	11/1/56	1,090,000	647,408
Comcast Corp., Senior Notes	4.950%	10/15/58	290,000	254,610
Comcast Corp., Senior Notes	2.987%	11/1/63	210,000	120,018
Fox Corp., Senior Notes	5.476%	1/25/39	330,000	331,407
Paramount Global, Senior Notes	7.875%	7/30/30	240,000	268,037
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	840,000	985,815
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	920,000	1,005,701
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	410,000	392,100
Total Media				8,839,864
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	170,000	181,998
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	220,000	223,260
SoftBank Corp., Senior Notes	4.699%	7/9/30	320,000	322,729 (a)
T-Mobile USA Inc., Senior Notes	2.400%	3/15/29	280,000	263,593
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	68,661
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	510,000	470,350
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	270,000	276,681
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	330,000	248,113
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	160,000	109,136
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	810,000	555,437
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	$830,000	$848,414
Total Wireless Telecommunication Services				3,568,372

Total Communication Services				23,500,716
Consumer Discretionary — 4.6%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	330,000	316,172 (a)
Automobiles — 0.9%
American Honda Finance Corp., Senior Notes	4.900%	1/10/34	210,000	211,668
BMW US Capital LLC, Senior Notes	4.850%	8/13/31	170,000	173,287 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	200,000	181,955
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	350,000	374,280
General Motors Co., Senior Notes	5.600%	10/15/32	50,000	51,946
General Motors Co., Senior Notes	6.600%	4/1/36	180,000	194,369
General Motors Co., Senior Notes	6.250%	10/2/43	230,000	234,020
General Motors Co., Senior Notes	5.950%	4/1/49	160,000	156,085
Hyundai Capital America, Senior Notes	5.400%	1/8/31	150,000	154,738 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	250,000	257,585 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	130,000	131,781 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	280,000	242,900 (a)
Toyota Motor Credit Corp., Senior Notes	4.550%	8/9/29	140,000	142,207
Toyota Motor Credit Corp., Senior Notes	4.800%	5/15/30	140,000	143,454
Total Automobiles				2,650,275
Broadline Retail — 0.5%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	200,000	180,424
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	209,491 (a)
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	400,000	298,154
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	400,000	280,404
Alibaba Group Holding Ltd., Senior Notes	5.625%	11/26/54	400,000	418,590 (a)
Total Broadline Retail				1,387,063
Diversified Consumer Services — 0.3%
Massachusetts Institute of Technology, Senior Notes	5.618%	6/1/55	370,000	389,599
Massachusetts Institute of Technology, Senior Notes	5.600%	7/1/2111	250,000	253,913
Washington University, Senior Notes	3.524%	4/15/54	150,000	110,847
Washington University, Senior Notes	4.349%	4/15/ 2122	180,000	140,145
Total Diversified Consumer Services				894,504
Hotels, Restaurants & Leisure — 2.3%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	270,000	268,980 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	810,000	810,000 (a)(b)
Carnival Corp., Senior Notes	5.750%	3/15/30	190,000	194,115 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	140,000	146,694
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,060,000	984,749 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	240,000	238,156
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	180,000	184,064
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	260,000	251,670
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	80,000	83,357
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	4.875%	12/9/45	$180,000	$166,576
McDonald’s Corp., Senior Notes	3.625%	9/1/49	710,000	532,266
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	200,000	197,038 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	420,000	421,382 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	100,000	101,966 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	50,000	51,020 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	80,000	82,616 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	210,000	215,435 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	270,000	271,679 (b)
Sands China Ltd., Senior Notes	4.375%	6/18/30	590,000	580,526
Sands China Ltd., Senior Notes	3.250%	8/8/31	690,000	636,471
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	200,000	196,380 (a)
Total Hotels, Restaurants & Leisure				6,615,140
Household Durables — 0.1%
TopBuild Corp., Senior Notes	5.625%	1/31/34	180,000	179,472 (a)
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	40,994
Home Depot Inc., Senior Notes	3.625%	4/15/52	660,000	494,864
Home Depot Inc., Senior Notes	3.500%	9/15/56	130,000	92,645
Lowe’s Cos. Inc., Senior Notes	1.700%	10/15/30	170,000	149,675
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	110,000	79,696
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	390,000	315,140
Total Specialty Retail				1,173,014

Total Consumer Discretionary				13,215,640
Consumer Staples — 4.2%
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	150,000	140,630
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	230,000	237,395
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	540,000	546,331
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	470,000	490,301
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	431,356
Total Beverages				1,846,013
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	400,000	400,466 (a)
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	80,000	75,926 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	360,000	351,180
Kroger Co., Senior Notes	5.650%	9/15/64	380,000	370,950
Total Consumer Staples Distribution & Retail				1,198,522
Food Products — 1.2%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	200,000	204,800 (a)
Gruma SAB de CV, Senior Notes	5.761%	12/9/54	400,000	398,565 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	150,000	157,725 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	650,000	677,797 (a)
JM Smucker Co., Senior Notes	6.500%	11/15/43	200,000	218,245
Mars Inc., Senior Notes	5.000%	3/1/32	310,000	317,283 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	190,000	194,305 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — continued
Mars Inc., Senior Notes	5.650%	5/1/45	$170,000	$172,567 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	660,000	669,020 (a)
Mars Inc., Senior Notes	5.800%	5/1/65	160,000	163,306 (a)
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	170,000	166,850
Mondelez International Inc., Senior Notes	2.625%	9/4/50	100,000	60,771
Total Food Products				3,401,234
Personal Care Products — 0.1%
L’Oreal SA, Senior Notes	5.000%	5/20/35	260,000	267,822 (a)
Tobacco — 1.9%
Altria Group Inc., Senior Notes	4.800%	2/14/29	220,000	223,557
Altria Group Inc., Senior Notes	2.450%	2/4/32	110,000	96,866
Altria Group Inc., Senior Notes	5.800%	2/14/39	580,000	601,788
Altria Group Inc., Senior Notes	4.250%	8/9/42	320,000	269,669
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	138,181
Altria Group Inc., Senior Notes	5.950%	2/14/49	1,030,000	1,053,296
BAT Capital Corp., Senior Notes	2.259%	3/25/28	110,000	105,138
BAT Capital Corp., Senior Notes	6.000%	2/20/34	130,000	138,934
BAT Capital Corp., Senior Notes	3.734%	9/25/40	60,000	48,435
BAT Capital Corp., Senior Notes	7.079%	8/2/43	470,000	532,259
BAT Capital Corp., Senior Notes	7.081%	8/2/53	480,000	550,533
BAT Capital Corp., Senior Notes	6.250%	8/15/55	500,000	523,186
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	290,000	304,706
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	180,000	159,478
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	280,000	289,900
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	110,000	113,629
Philip Morris International Inc., Senior Notes	6.375%	5/16/38	100,000	112,277
Philip Morris International Inc., Senior Notes	3.875%	8/21/42	150,000	124,748
Total Tobacco				5,386,580

Total Consumer Staples				12,100,171
Energy — 7.6%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	130,000	128,129
Halliburton Co., Senior Notes	4.750%	8/1/43	110,000	98,542
Total Energy Equipment & Services				226,671
Oil, Gas & Consumable Fuels — 7.5%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	230,000	231,507 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	270,000	280,000 (c)(d)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	70,000	74,832 (c)(d)
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	320,000	327,128 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	60,000	62,629 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	300,000	320,222 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	70,000	75,149 (a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	150,000	154,649
ConocoPhillips Co., Senior Notes	5.550%	3/15/54	60,000	59,167
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
ConocoPhillips Co., Senior Notes	5.700%	9/15/63	$160,000	$158,841
Continental Resources Inc., Senior Notes	2.268%	11/15/26	480,000	468,134 (a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	200,000	182,373
Devon Energy Corp., Senior Notes	5.200%	9/15/34	130,000	129,493
Devon Energy Corp., Senior Notes	5.600%	7/15/41	250,000	240,843
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	192,008
Devon Energy Corp., Senior Notes	5.000%	6/15/45	190,000	165,581
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	370,000	375,470
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	110,000	112,749
Ecopetrol SA, Senior Notes	8.375%	1/19/36	130,000	134,343
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	820,000	825,994 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 2.676%)	6.500%	2/15/56	100,000	99,629 (d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	180,000	179,858 (d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	110,000	113,873 (c)(d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	590,000	598,422 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	130,000	147,700
Energy Transfer LP, Senior Notes	3.750%	5/15/30	170,000	165,118
Energy Transfer LP, Senior Notes	6.400%	12/1/30	130,000	140,945
Energy Transfer LP, Senior Notes	7.375%	2/1/31	130,000	135,791 (a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	50,000	51,323
Energy Transfer LP, Senior Notes	5.800%	6/15/38	340,000	346,954
Energy Transfer LP, Senior Notes	6.000%	6/15/48	440,000	433,903
Energy Transfer LP, Senior Notes	5.950%	5/15/54	120,000	116,290
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	130,000	147,518
Enterprise Products Operating LLC, Senior Notes	4.950%	2/15/35	240,000	242,106
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	390,000	358,961
Enterprise Products Operating LLC, Senior Notes	4.900%	5/15/46	300,000	275,899
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	800,000	545,244
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	810,000	801,219
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	80,000	59,729
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.433%	8/16/77	90,000	90,072 (d)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	390,000	387,845 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	10,000	9,291
EOG Resources Inc., Senior Notes	4.950%	4/15/50	90,000	82,028
EQT Corp., Senior Notes	7.500%	6/1/27	100,000	101,947
Expand Energy Corp., Senior Notes	5.375%	2/1/29	20,000	20,008
Expand Energy Corp., Senior Notes	6.750%	4/15/29	50,000	50,526 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	60,000	61,017
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	310,000	274,031 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	120,000	124,529 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	200,000	210,203 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	6.103%	8/23/42	$200,000	$210,532 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	400,000	410,066 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	100,000	114,462
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	420,000	382,248
Kinder Morgan Inc., Senior Notes	3.600%	2/15/51	20,000	14,079
MPLX LP, Senior Notes	4.800%	2/15/29	40,000	40,588
MPLX LP, Senior Notes	5.000%	3/1/33	150,000	150,101
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	416,216	409,973 (a)(d)(e)(f)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	320,000	364,072
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	150,000	159,521
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	50,000	39,260
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	50,000	37,231
ONEOK Inc., Senior Notes	5.650%	11/1/28	270,000	280,080
ONEOK Inc., Senior Notes	4.250%	9/15/46	60,000	47,197
ONEOK Inc., Senior Notes	6.625%	9/1/53	500,000	532,241
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	70,000	72,570
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	110,000	108,350
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	400,000	329,705
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	350,000	349,783
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	130,000	116,942
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	50,000	53,570
Qatar Energy, Senior Notes	3.125%	7/12/41	290,000	223,857 (a)
Qatar Energy, Senior Notes	3.300%	7/12/51	200,000	141,132 (a)
Saudi Arabian Oil Co., Senior Notes	6.375%	6/2/55	400,000	426,690 (a)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	140,000	124,571 (a)
Sunoco LP, Senior Notes	5.625%	3/15/31	230,000	228,447 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	320,000	304,197
Targa Resources Corp., Senior Notes	6.500%	3/30/34	60,000	65,416
Targa Resources Corp., Senior Notes	5.500%	2/15/35	120,000	122,181
Targa Resources Corp., Senior Notes	6.250%	7/1/52	20,000	20,418
Targa Resources Corp., Senior Notes	6.500%	2/15/53	930,000	979,767
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	170,000	173,185
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	120,000	122,091
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	250,000	269,081
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	320,000	251,058
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	180,000	191,304 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	220,000	221,814
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	110,000	111,908
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	130,000	130,224
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	430,000	419,866
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	170,000	179,675
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	640,000	557,388
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	390,000	339,729
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	580,000	657,596
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	230,000	233,510
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	6.000%	3/15/55	$70,000	$72,288
Total Oil, Gas & Consumable Fuels				21,733,055

Total Energy				21,959,726
Financials — 26.9%
Banks — 12.1%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	200,000	203,914 (a)(d)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	400,000	413,393
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	200,000	208,602 (a)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	400,000	483,010 (c)(d)
Banco Santander SA, Senior Notes	6.607%	11/7/28	600,000	641,733
Banco Santander SA, Senior Notes	5.439%	7/15/31	400,000	420,115
Banco Santander SA, Senior Notes (5.365% to 7/15/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.365%	7/15/28	200,000	204,149 (d)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	210,000	186,573 (d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	990,000	638,485 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	600,000	546,562 (d)
Bank of America Corp., Senior Notes (3.311% to 4/22/41 then SOFR + 1.580%)	3.311%	4/22/42	530,000	420,648 (d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,030,000	1,020,784 (d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	460,000	403,757 (d)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	50,000	52,241 (d)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	820,000	857,515 (d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	290,000	251,839 (d)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	430,000	440,620 (d)
Bank of Montreal, Junior Subordinated Notes (7.300% to 11/26/34 then 5 year Treasury Constant Maturity Rate + 3.010%)	7.300%	11/26/84	350,000	371,996 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	310,000	329,876 (d)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	290,000	298,282 (a)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,040,000	1,112,490 (a)(c)(d)
BPCE SA, Senior Notes (6.293% to 1/14/35 then SOFR + 2.040%)	6.293%	1/14/36	460,000	492,493 (a)(d)
BPCE SA, Subordinated Notes (6.915% to 1/14/45 then SOFR + 2.610%)	6.915%	1/14/46	460,000	494,218 (a)(d)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	380,000	389,426 (a)(d)
Citibank NA, Senior Notes	5.570%	4/30/34	400,000	424,109
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	360,000	362,879 (d)
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	790,000	812,363 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	210,000	269,344
Citigroup Inc., Senior Notes	4.650%	7/23/48	190,000	169,604
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Citigroup Inc., Senior Notes (2.904% to 11/3/41 then SOFR + 1.379%)	2.904%	11/3/42	$40,000	$29,333 (d)
Citigroup Inc., Senior Notes (5.174% to 9/11/35 then SOFR + 1.488%)	5.174%	9/11/36	850,000	858,957 (d)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	30,000	30,677 (d)
Citigroup Inc., Senior Notes (5.612% to 3/4/55 then SOFR + 1.746%)	5.612%	3/4/56	430,000	434,509 (d)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	440,000	439,639
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	100,000	88,917
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	220,000	228,987 (d)
Commonwealth Bank of Australia, Subordinated Notes	3.305%	3/11/41	260,000	200,123 (a)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	270,000	256,821 (a)(d)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	310,000	319,761 (a)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	840,000	835,112 (a)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	280,000	280,327 (a)(d)
DNB Bank ASA, Senior Notes (4.853% to 11/5/29 then SOFR + 1.050%)	4.853%	11/5/30	320,000	326,600 (a)(d)
HSBC Holdings PLC, Senior Notes (2.804% to 5/24/31 then SOFR + 1.187%)	2.804%	5/24/32	210,000	190,393 (d)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	330,000	336,124 (d)
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	200,000	206,468 (d)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	220,000	224,671 (d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	200,000	220,090 (d)
HSBC Holdings PLC, Subordinated Notes	6.500%	9/15/37	340,000	370,524
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	360,000	296,263 (a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	790,000	976,807 (a)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	260,000	257,466 (c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	590,000	611,384 (c)(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	620,000	563,676 (d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	290,000	273,936 (d)
JPMorgan Chase & Co., Senior Notes (3.157% to 4/22/41 then 3 mo. Term SOFR + 1.460%)	3.157%	4/22/42	850,000	663,379 (d)
JPMorgan Chase & Co., Senior Notes (3.328% to 4/22/51 then SOFR + 1.580%)	3.328%	4/22/52	250,000	179,999 (d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	150,000	121,039 (d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	440,000	378,723 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	180,000	185,983 (d)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	550,000	575,705 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	940,000	967,281 (d)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	200,000	213,171 (d)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	90,000	99,209 (d)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	170,000	176,051
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,020,000	1,058,155 (d)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	$200,000	$199,841 (d)
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	360,000	369,278 (d)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	320,000	323,839 (a)(c)(d)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	360,000	365,112 (d)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	430,000	442,667 (d)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	60,000	62,543
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	690,000	683,905 (d)
Skandinaviska Enskilda Banken AB, Senior Notes	4.500%	9/3/30	540,000	541,521 (a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.190%)	5.540%	7/8/31	200,000	201,197 (d)
Sumitomo Mitsui Financial Group Inc., Subordinated Notes (5.796% to 7/8/45 then SOFR + 1.780%)	5.796%	7/8/46	500,000	512,215 (d)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	140,000	145,390 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	570,000	603,231 (d)
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	190,000	189,942
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,040,000	807,788 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	980,000	861,575 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	200,000	186,898 (d)
Wells Fargo & Co., Senior Notes (5.150% to 4/23/30 then SOFR + 1.500%)	5.150%	4/23/31	410,000	422,951 (d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	50,000	51,969 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,731 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	490,000	514,422 (d)
Wells Fargo & Co., Senior Notes (6.491% to 10/23/33 then SOFR + 2.060%)	6.491%	10/23/34	30,000	33,343 (d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	170,000	166,202
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	710,000	646,993
Total Banks				34,750,833
Capital Markets — 6.9%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	200,000	207,367
Ares Capital Corp., Senior Notes	5.500%	9/1/30	430,000	435,496
Ares Management Corp., Senior Notes	5.600%	10/11/54	310,000	300,129
Bank of New York Mellon Corp., Senior Notes (5.316% to 6/6/35 then SOFR + 1.350%)	5.316%	6/6/36	310,000	320,879 (d)
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	430,000	428,662
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	340,000	319,492 (c)(d)
Charles Schwab Corp., Senior Notes (5.643% to 5/19/28 then SOFR + 2.210%)	5.643%	5/19/29	180,000	186,971 (d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	100,000	107,064 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	1,050,000	1,119,470 (a)
Daimler Truck Finance North America LLC, Senior Notes	3.650%	4/7/27	200,000	198,451 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	190,000	194,045 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Junior Subordinated Notes (6.125% to 11/10/34 then 10 year Treasury Constant Maturity Rate + 2.400%)	6.125%	11/10/34	$140,000	$142,271 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	460,000	478,381 (c)(d)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	130,000	138,153 (c)(d)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	580,000	637,476
Goldman Sachs Group Inc., Senior Notes	4.800%	7/8/44	130,000	120,788
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,380,000	1,241,466 (d)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	940,000	946,704 (d)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	770,000	792,950 (d)
Goldman Sachs Group Inc., Senior Notes (5.734% to 1/28/55 then SOFR + 1.696%)	5.734%	1/28/56	860,000	892,264 (d)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	110,000	117,240 (d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	180,000	169,969
Golub Capital Private Credit Fund, Senior Notes	5.450%	8/15/28	150,000	150,819 (a)
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	290,000	276,505
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	390,000	286,521 (a)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	260,000	255,941 (d)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	150,000	117,362 (d)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	90,000	92,899 (d)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	370,000	382,374 (d)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	700,000	708,094 (d)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	370,000	387,567 (d)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	240,000	253,328 (d)
Morgan Stanley, Senior Notes (5.831% to 4/19/34 then SOFR + 1.580%)	5.831%	4/19/35	680,000	725,154 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	460,000	399,684 (d)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	140,000	146,628 (d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	200,000	209,758 (d)
Morgan Stanley Bank NA, Senior Notes (4.447% to 10/15/26 then SOFR + 0.680%)	4.447%	10/15/27	470,000	471,193 (d)
Morgan Stanley Bank NA, Senior Notes (5.504% to 5/26/27 then SOFR + 0.865%)	5.504%	5/26/28	250,000	255,588 (d)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	280,000	284,317 (d)
Nuveen LLC, Senior Notes	5.550%	1/15/30	100,000	104,298 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	460,000	484,343 (a)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	80,000	73,920
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	1,110,000	1,102,526
S&P Global Inc., Senior Notes	1.250%	8/15/30	50,000	43,580
UBS AG, Senior Notes	4.500%	6/26/48	490,000	434,815
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	500,000	515,000 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	240,000	265,367 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	450,000	536,540 (a)(c)(d)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	$220,000	$167,997 (a)(d)
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	450,000	448,011 (a)(d)
UBS Group AG, Senior Notes (5.580% to 5/9/35 then SOFR + 1.760%)	5.580%	5/9/36	270,000	281,171 (a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	390,000	488,795 (a)(d)
Total Capital Markets				19,845,783
Consumer Finance — 0.5%
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	540,000	549,558 (d)
American Express Co., Senior Notes (5.532% to 4/25/29 then SOFR + 1.090%)	5.532%	4/25/30	150,000	156,778 (d)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	490,000	517,942 (d)
American Express Co., Subordinated Notes (5.915% to 4/25/34 then SOFR + 1.630%)	5.915%	4/25/35	290,000	309,165 (d)
Total Consumer Finance				1,533,443
Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	160,000	157,242
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	650,000	643,296 (b)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	630,000	518,161
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	90,000	89,540 (d)
Atlas Warehouse Lending Co. LP, Senior Notes	6.250%	1/15/30	340,000	349,742 (a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	430,000	468,069
Berkshire Hathaway Energy Co., Senior Notes	4.250%	10/15/50	420,000	344,399
ILFC E-Capital Trust I, Ltd. GTD	6.270%	12/21/65	520,000	439,854 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD	6.520%	12/21/65	290,000	249,099 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	410,000	430,368 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	680,000	689,730 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	230,000	245,577
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	580,000	591,418
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	190,000	194,994
Mastercard Inc., Senior Notes	3.350%	3/26/30	50,000	48,684
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	190,000	186,263 (a)
Visa Inc., Senior Notes	2.050%	4/15/30	50,000	46,009
Total Financial Services				5,692,445
Insurance — 5.3%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	270,000	272,218 (a)
AIA Group Ltd., Subordinated Notes	3.200%	9/16/40	310,000	243,965 (a)
AIA Group Ltd., Subordinated Notes	5.400%	9/30/54	420,000	413,428 (a)
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	800,000	826,648 (a)(c)(d)
Allianz SE, Subordinated Notes (6.350% to 9/6/33 then 5 year Treasury Constant Maturity Rate + 3.232%)	6.350%	9/6/53	400,000	429,530 (a)(d)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	170,000	147,766 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	170,000	112,424 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	180,000	187,583
Aon North America Inc., Senior Notes	5.750%	3/1/54	780,000	786,144
Arthur J Gallagher & Co., Senior Notes	5.150%	2/15/35	280,000	283,510
Arthur J Gallagher & Co., Senior Notes	5.550%	2/15/55	390,000	381,560
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Athene Holding Ltd., Junior Subordinated Notes (6.875% to 6/28/35 then 5 year Treasury Constant Maturity Rate + 2.582%)	6.875%	6/28/55	$640,000	$656,269 (d)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	240,000	244,994
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	380,000	407,034
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	290,000	297,583
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	110,000	113,242
Brown & Brown Inc., Senior Notes	6.250%	6/23/55	390,000	410,709
Chubb INA Holdings Inc., Senior Notes	3.050%	12/15/61	140,000	87,809
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	690,000	717,757 (a)(c)(d)
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	90,000	95,368 (a)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	100,000	89,162
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	480,000	486,150
Marsh & McLennan Cos. Inc., Senior Notes	5.350%	11/15/44	190,000	188,622
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	130,000	83,849
Marsh & McLennan Cos. Inc., Senior Notes	5.400%	3/15/55	660,000	647,760
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	240,000	204,264 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (5.800% to 9/11/34 then 5 year Treasury Constant Maturity Rate + 3.033%)	5.800%	9/11/54	360,000	368,012 (a)(d)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	770,000	801,777 (a)(d)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	210,000	221,237
MetLife Inc., Senior Notes	5.000%	7/15/52	80,000	74,855
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	240,000	255,215 (d)
Metropolitan Life Global Funding I, Senior Secured Notes	5.150%	3/28/33	170,000	176,217 (a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	70,000	69,950 (a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	450,000	340,280 (a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	130,000	103,613 (a)
Nippon Life Insurance Co., Subordinated Notes (6.250% to 9/13/33 then 5 year Treasury Constant Maturity Rate + 2.954%)	6.250%	9/13/53	410,000	435,207 (a)(d)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	390,000	420,300 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.063%	3/30/40	420,000	446,204 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	1,000,000	777,565 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	320,000	344,646 (a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	310,000	301,913 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	810,000	559,800 (a)
Travelers Cos. Inc., Senior Notes	4.100%	3/4/49	130,000	107,406
Travelers Cos. Inc., Senior Notes	5.700%	7/24/55	210,000	217,707
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	370,000	380,052 (a)
Total Insurance				15,217,304
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	100,000	109,096 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	40,000	37,618 (a)
Blackstone Holdings Finance Co. LLC, Senior Notes	3.200%	1/30/52	100,000	68,301 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	110,000	112,250
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	$20,000	$20,983 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				348,248

Total Financials				77,388,056
Health Care — 8.5%
Biotechnology — 1.7%
AbbVie Inc., Senior Notes	5.050%	3/15/34	290,000	298,517
AbbVie Inc., Senior Notes	4.050%	11/21/39	880,000	787,974
AbbVie Inc., Senior Notes	5.350%	3/15/44	140,000	140,845
AbbVie Inc., Senior Notes	4.250%	11/21/49	790,000	666,029
AbbVie Inc., Senior Notes	5.400%	3/15/54	370,000	368,169
AbbVie Inc., Senior Notes	5.500%	3/15/64	330,000	330,089
Amgen Inc., Senior Notes	5.150%	3/2/28	300,000	307,049
Amgen Inc., Senior Notes	5.250%	3/2/30	220,000	228,099
Amgen Inc., Senior Notes	5.250%	3/2/33	160,000	165,784
Amgen Inc., Senior Notes	5.600%	3/2/43	230,000	233,175
Amgen Inc., Senior Notes	5.650%	3/2/53	380,000	379,290
Amgen Inc., Senior Notes	5.750%	3/2/63	400,000	399,355
Gilead Sciences Inc., Senior Notes	5.250%	10/15/33	130,000	136,384
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	130,000	136,040
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,983
Gilead Sciences Inc., Senior Notes	5.550%	10/15/53	290,000	292,939
Total Biotechnology				4,915,721
Health Care Equipment & Supplies — 0.6%
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	180,000	159,189
GE HealthCare Technologies Inc., Senior Notes	4.800%	1/15/31	380,000	386,369
GE HealthCare Technologies Inc., Senior Notes	6.377%	11/22/52	260,000	287,495
Solventum Corp., Senior Notes	5.400%	3/1/29	43,000	44,385
Solventum Corp., Senior Notes	5.450%	3/13/31	110,000	114,758
Solventum Corp., Senior Notes	5.900%	4/30/54	449,000	461,573
Stryker Corp., Senior Notes	5.200%	2/10/35	230,000	237,277
Total Health Care Equipment & Supplies				1,691,046
Health Care Providers & Services — 5.2%
Aetna Inc., Senior Notes	4.500%	5/15/42	100,000	86,505
Aetna Inc., Senior Notes	3.875%	8/15/47	90,000	67,869
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	90,000	87,294
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	180,000	186,935
Cardinal Health Inc., Senior Notes	5.350%	11/15/34	290,000	298,218
Cardinal Health Inc., Senior Notes	4.900%	9/15/45	110,000	99,647
Cardinal Health Inc., Senior Notes	5.750%	11/15/54	280,000	281,018
Cencora Inc., Senior Notes	5.125%	2/15/34	220,000	225,354
Centene Corp., Senior Notes	3.375%	2/15/30	140,000	128,879
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	245,000	195,000 (a)
Cigna Group, Senior Notes	4.375%	10/15/28	220,000	221,186
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	324,594
Cigna Group, Senior Notes	4.900%	12/15/48	380,000	341,348
Cigna Group, Senior Notes	5.600%	2/15/54	60,000	59,043
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Cleveland Clinic Foundation, Senior Notes	4.858%	1/1/2114	$100,000	$86,827
CommonSpirit Health, Secured Notes	4.350%	11/1/42	220,000	189,641
CommonSpirit Health, Senior Secured Notes	5.205%	12/1/31	360,000	372,438
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	90,000	91,520
CommonSpirit Health, Senior Secured Notes	5.548%	12/1/54	190,000	183,409
CSL Finance PLC, Senior Notes	4.625%	4/27/42	150,000	136,921 (a)
CSL Finance PLC, Senior Notes	4.950%	4/27/62	170,000	151,890 (a)
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	80,000	82,708 (d)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	190,000	199,774 (d)
CVS Health Corp., Senior Notes	1.300%	8/21/27	580,000	549,625
CVS Health Corp., Senior Notes	5.250%	1/30/31	180,000	185,328
CVS Health Corp., Senior Notes	5.700%	6/1/34	110,000	114,840
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,070,000	1,003,304
CVS Health Corp., Senior Notes	5.050%	3/25/48	680,000	605,562
Elevance Health Inc., Senior Notes	5.500%	10/15/32	190,000	199,766
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	58,769
Elevance Health Inc., Senior Notes	6.100%	10/15/52	320,000	333,532
HCA Inc., Senior Notes	5.600%	4/1/34	110,000	114,231
HCA Inc., Senior Notes	5.750%	3/1/35	220,000	230,111
HCA Inc., Senior Notes	5.125%	6/15/39	100,000	96,403
HCA Inc., Senior Notes	5.900%	6/1/53	200,000	197,603
HCA Inc., Senior Notes	6.000%	4/1/54	330,000	330,870
HCA Inc., Senior Notes	6.200%	3/1/55	470,000	485,503
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	250,000	244,598 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	360,000	378,906
Humana Inc., Senior Notes	4.950%	10/1/44	150,000	133,250
Humana Inc., Senior Notes	4.800%	3/15/47	130,000	111,031
Humana Inc., Senior Notes	5.750%	4/15/54	30,000	28,654
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	460,000	340,966
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	240,000	238,247
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	150,000	156,725
Quest Diagnostics Inc., Senior Notes	5.000%	12/15/34	290,000	293,661
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	240,000	239,286
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	190,000	172,278
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	770,000	805,036
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	120,000	123,205
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	140,000	144,779
UnitedHealth Group Inc., Senior Notes	4.250%	3/15/43	560,000	488,001
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	60,000	60,148
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	580,000	374,192
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	900,000	925,907
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	300,000	288,316
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	260,000	271,266
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	6.050%	2/15/63	$540,000	$564,478
Total Health Care Providers & Services				14,986,395
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	130,000	134,859
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	80,000	80,922
Bristol-Myers Squibb Co., Senior Notes	2.550%	11/13/50	560,000	336,662
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	320,000	349,672
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	190,000	189,500
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	230,000	232,653
Eli Lilly & Co., Senior Notes	4.600%	8/14/34	60,000	60,263
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	170,000	160,965
Eli Lilly & Co., Senior Notes	5.050%	8/14/54	220,000	210,041
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	150,000	138,634
Eli Lilly & Co., Senior Notes	5.200%	8/14/64	70,000	67,378
GlaxoSmithKline Capital Inc., Senior Notes	4.875%	4/15/35	290,000	292,542
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	200,000	201,243
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	218,509
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	190,000	141,964
Total Pharmaceuticals				2,815,807

Total Health Care				24,408,969
Industrials — 6.4%
Aerospace & Defense — 3.5%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	890,000	879,575 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	1,380,000	1,526,639
Boeing Co., Senior Notes	5.705%	5/1/40	130,000	132,728
Boeing Co., Senior Notes	3.900%	5/1/49	230,000	173,979
Boeing Co., Senior Notes	3.750%	2/1/50	140,000	103,513
Boeing Co., Senior Notes	5.805%	5/1/50	140,000	139,960
Boeing Co., Senior Notes	6.858%	5/1/54	880,000	1,004,488
Boeing Co., Senior Notes	7.008%	5/1/64	90,000	104,265
General Dynamics Corp., Senior Notes	4.250%	4/1/40	150,000	137,255
General Electric Co., Senior Notes	4.900%	1/29/36	230,000	233,297
HEICO Corp., Senior Notes	5.250%	8/1/28	370,000	380,021
Hexcel Corp., Senior Notes	5.875%	2/26/35	240,000	251,126
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	90,000	92,416
L3Harris Technologies Inc., Senior Notes	5.400%	1/15/27	90,000	91,506
L3Harris Technologies Inc., Senior Notes	4.400%	6/15/28	60,000	60,408
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	160,000	166,834
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	100,000	99,952
L3Harris Technologies Inc., Senior Notes	5.600%	7/31/53	100,000	100,684
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	710,000	718,691
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	110,000	88,879
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	260,000	268,472
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	320,000	259,188
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	520,000	491,249
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	410,000	395,219
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Northrop Grumman Corp., Senior Notes	5.200%	6/1/54	$350,000	$333,532
RTX Corp., Senior Notes	6.100%	3/15/34	390,000	427,198
RTX Corp., Senior Notes	4.450%	11/16/38	210,000	197,756
RTX Corp., Senior Notes	4.500%	6/1/42	390,000	352,873
RTX Corp., Senior Notes	4.150%	5/15/45	100,000	84,421
RTX Corp., Senior Notes	4.625%	11/16/48	130,000	115,005
RTX Corp., Senior Notes	3.125%	7/1/50	120,000	81,681
RTX Corp., Senior Notes	3.030%	3/15/52	30,000	19,796
RTX Corp., Senior Notes	5.375%	2/27/53	280,000	274,125
RTX Corp., Senior Notes	6.400%	3/15/54	270,000	302,287
Total Aerospace & Defense				10,089,018
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	330,000	344,973
Building Products — 0.1%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	96,000	103,068
Carrier Global Corp., Senior Notes	6.200%	3/15/54	60,000	65,131
Total Building Products				168,199
Commercial Services & Supplies — 0.5%
California Institute of Technology, Senior Notes	4.700%	11/1/ 2111	370,000	308,620
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	230,000	234,425 (a)
Rollins Inc., Senior Notes	5.250%	2/24/35	100,000	101,832
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	370,000	379,542 (a)
Waste Management Inc., Senior Notes	4.650%	3/15/30	240,000	244,999
Waste Management Inc., Senior Notes	5.350%	10/15/54	200,000	197,240
Total Commercial Services & Supplies				1,466,658
Construction & Engineering — 0.3%
AECOM, Senior Notes	6.000%	8/1/33	200,000	204,642 (a)
Vinci SA, Senior Notes	3.750%	4/10/29	510,000	502,713 (a)
Total Construction & Engineering				707,355
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	180,000	159,221
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	5.050%	3/1/41	130,000	128,059
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	210,000	222,840
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	190,000	188,395
Union Pacific Corp., Senior Notes	5.600%	12/1/54	290,000	294,766
Union Pacific Corp., Senior Notes	2.973%	9/16/62	730,000	437,963
Union Pacific Corp., Senior Notes	3.799%	4/6/71	280,000	197,657
Total Ground Transportation				1,469,680
Industrial Conglomerates — 0.3%
Honeywell International Inc., Senior Notes	5.250%	3/1/54	260,000	250,435
Siemens Funding BV, Senior Notes	5.200%	5/28/35	200,000	207,624 (a)
Siemens Funding BV, Senior Notes	5.800%	5/28/55	250,000	268,686 (a)
Siemens Funding BV, Senior Notes	5.900%	5/28/65	230,000	249,781 (a)
Total Industrial Conglomerates				976,526
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — 0.2%
Caterpillar Inc., Senior Notes	5.500%	5/15/55	$320,000	$327,159
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	100,000	106,274
Otis Worldwide Corp., Senior Notes	5.125%	11/19/31	190,000	197,198
Total Machinery				630,631
Passenger Airlines — 0.5%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	100,000	104,378 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	35,000	35,045 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	74,928	73,750
British Airways Pass-Through Trust	3.350%	6/15/29	12,595	12,148 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	50,000	48,611
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	50,000	50,302 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	330,000	325,197 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	137,197	130,276
United Airlines Pass-Through Trust	5.800%	1/15/36	307,881	319,517
United Airlines Pass-Through Trust	5.875%	2/15/37	415,174	424,951
Total Passenger Airlines				1,524,175
Trading Companies & Distributors — 0.3%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	270,000	262,458 (c)(d)
Air Lease Corp., Senior Notes	1.875%	8/15/26	110,000	107,743
Air Lease Corp., Senior Notes	5.850%	12/15/27	210,000	216,357
Aircastle Ltd./Aircastle Ireland DAC, Senior Notes	5.250%	3/15/30	300,000	306,179 (a)
Total Trading Companies & Distributors				892,737

Total Industrials				18,429,173
Information Technology — 5.4%
Electronic Equipment, Instruments & Components — 0.0%††
Jabil Inc., Senior Notes	5.450%	2/1/29	100,000	103,222
IT Services — 0.2%
Accenture Capital Inc., Senior Notes	4.500%	10/4/34	570,000	562,504
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	100,000	90,954
Total IT Services				653,458
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	450,000	442,914
Broadcom Inc., Senior Notes	5.150%	11/15/31	260,000	270,231
Broadcom Inc., Senior Notes	5.200%	4/15/32	200,000	208,306
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	365,351
Broadcom Inc., Senior Notes	5.200%	7/15/35	330,000	340,226
Broadcom Inc., Senior Notes	4.900%	2/15/38	430,000	427,893
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	211,020 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	520,000	539,955 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.200%	1/25/37	400,000	427,192 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	400,000	433,723 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.300%	1/25/39	300,000	323,050 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	330,000	230,963
Intel Corp., Senior Notes	3.734%	12/8/47	50,000	36,956
Intel Corp., Senior Notes	4.900%	8/5/52	450,000	387,320
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	5.700%	2/10/53	$70,000	$67,741
Intel Corp., Senior Notes	3.200%	8/12/61	170,000	101,726
KLA Corp., Senior Notes	4.650%	7/15/32	100,000	101,542
KLA Corp., Senior Notes	4.950%	7/15/52	180,000	168,485
Lam Research corp., Senior Notes	1.900%	6/15/30	110,000	99,387
Lam Research Corp., Senior Notes	3.125%	6/15/60	50,000	32,180
Micron Technology Inc., Senior Notes	6.750%	11/1/29	160,000	173,967
Micron Technology Inc., Senior Notes	2.703%	4/15/32	90,000	80,123
Micron Technology Inc., Senior Notes	5.650%	11/1/32	120,000	126,000
Micron Technology Inc., Senior Notes	5.800%	1/15/35	90,000	94,726
Micron Technology Inc., Senior Notes	6.050%	11/1/35	60,000	64,142
Micron Technology Inc., Senior Notes	3.366%	11/1/41	150,000	116,122
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	280,000	285,981
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	225,394
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	200,000	181,831
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	310,000	251,880
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	200,000	153,362
Total Semiconductors & Semiconductor Equipment				6,969,689
Software — 2.6%
Autodesk Inc., Senior Notes	5.300%	6/15/35	80,000	82,246
Cadence Design Systems Inc., Senior Notes	4.300%	9/10/29	290,000	291,967
Intuit Inc., Senior Notes	5.200%	9/15/33	60,000	62,782
Intuit Inc., Senior Notes	5.500%	9/15/53	250,000	252,001
Oracle Corp., Senior Notes	4.800%	9/26/32	380,000	380,586
Oracle Corp., Senior Notes	4.700%	9/27/34	350,000	341,949
Oracle Corp., Senior Notes	5.875%	9/26/45	1,100,000	1,103,622
Oracle Corp., Senior Notes	4.000%	7/15/46	720,000	561,224
Oracle Corp., Senior Notes	6.900%	11/9/52	320,000	356,277
Oracle Corp., Senior Notes	5.550%	2/6/53	1,410,000	1,335,085
Oracle Corp., Senior Notes	6.000%	8/3/55	270,000	271,241
Oracle Corp., Senior Notes	5.950%	9/26/55	1,210,000	1,207,116
Oracle Corp., Senior Notes	4.100%	3/25/61	130,000	93,699
Synopsys Inc., Senior Notes	4.650%	4/1/28	110,000	111,250
Synopsys Inc., Senior Notes	4.850%	4/1/30	130,000	132,456
Synopsys Inc., Senior Notes	5.000%	4/1/32	100,000	102,223
Synopsys Inc., Senior Notes	5.150%	4/1/35	50,000	50,883
Synopsys Inc., Senior Notes	5.700%	4/1/55	560,000	565,570
Total Software				7,302,177
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	130,000	158,499
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	320,000	306,250
Total Technology Hardware, Storage & Peripherals				464,749

Total Information Technology				15,493,295
Materials — 2.9%
Chemicals — 0.5%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	188,028 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chemicals — continued
OCP SA, Senior Notes	5.125%	6/23/51	$460,000	$384,963 (a)
OCP SA, Senior Notes	7.500%	5/2/54	520,000	577,775 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	530,000	374,564 (a)
Total Chemicals				1,525,330
Construction Materials — 0.2%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	90,000	92,767 (a)
CRH SMW Finance DAC, Senior Notes	5.125%	1/9/30	280,000	288,340
Total Construction Materials				381,107
Containers & Packaging — 0.1%
Smurfit Kappa Treasury ULC, Senior Notes	5.777%	4/3/54	200,000	204,482
Metals & Mining — 2.1%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	200,000	201,174 (a)
Anglo American Capital PLC, Senior Notes	6.000%	4/5/54	200,000	205,834 (a)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	310,000	316,250 (a)
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	200,000	217,292
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	150,000	155,406
BHP Billiton Finance USA Ltd., Senior Notes	5.500%	9/8/53	70,000	71,170
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	150,000	154,633 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	420,000	445,651 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	410,000	433,414 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	700,000	724,233 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	40,000	48,529
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	100,000	99,440
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	71,784
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	230,000	221,667
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	70,000	68,770 (a)
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	140,000	143,832 (a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	80,000	54,898 (a)
Glencore Funding LLC, Senior Notes	5.893%	4/4/54	349,000	352,989 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	750,000	784,767 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	340,000	350,506
Rio Tinto Finance USA PLC, Senior Notes	5.750%	3/14/55	290,000	298,668
Southern Copper Corp., Senior Notes	5.250%	11/8/42	230,000	222,538
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	360,000	373,530
Total Metals & Mining				6,016,975
Paper & Forest Products — 0.0%††
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	70,000	71,856 (a)

Total Materials				8,199,750
Real Estate — 0.6%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	220,000	186,068
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	320,000	201,846
Alexandria Real Estate Equities Inc., Senior Notes	5.625%	5/15/54	250,000	241,478
Ventas Realty LP, Senior Notes	4.400%	1/15/29	110,000	110,344
Welltower OP LLC, Senior Notes	3.850%	6/15/32	110,000	105,465
Total Health Care REITs				845,201
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrial REITs — 0.1%
Prologis LP, Senior Notes	2.125%	10/15/50	$120,000	$66,180
Prologis LP, Senior Notes	5.250%	3/15/54	140,000	135,638
Total Industrial REITs				201,818
Real Estate Management & Development — 0.0%††
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	120,000	121,848 (a)
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	30,000	29,035
Retail REITs — 0.1%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	280,000	246,803
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	410,000	417,282 (a)

Total Real Estate				1,861,987
Utilities — 10.7%
Electric Utilities — 9.4%
AEP Transmission Co. LLC, Senior Notes	3.650%	4/1/50	180,000	136,142
AEP Transmission Co. LLC, Senior Notes	4.500%	6/15/52	110,000	95,022
Alabama Power Co., Senior Notes	5.850%	11/15/33	170,000	182,531
Alabama Power Co., Senior Notes	5.100%	4/2/35	150,000	153,372
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	250,000	250,566 (d)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	420,000	421,641 (d)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	170,000	152,608 (a)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	340,000	353,405
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.800%	3/15/30	240,000	245,697
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	100,000	101,817
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.050%	3/1/35	180,000	182,083
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	120,000	107,264
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.250%	2/1/49	110,000	92,659
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	110,000	108,144
Commonwealth Edison Co., First Mortgage Bonds	5.300%	2/1/53	290,000	281,461
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	310,000	329,949
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	170,000	173,182
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	90,000	98,010
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	110,000	122,716
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	450,000	432,434
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	170,000	175,735
Dominion Energy South Carolina Inc., First Mortgage Bonds	6.250%	10/15/53	130,000	143,143
DTE Electric Co., Senior Secured Bonds	3.250%	4/1/51	300,000	211,986
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	70,000	72,007
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	200,000	202,398
Duke Energy Carolinas LLC, First Mortgage Bonds	5.400%	1/15/54	160,000	158,839
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	160,000	172,776
Duke Energy Florida LLC, First Mortgage Bonds	3.400%	10/1/46	200,000	148,770
Duke Energy Florida LLC, First Mortgage Bonds	5.950%	11/15/52	220,000	232,209
Duke Energy Florida LLC, First Mortgage Bonds	6.200%	11/15/53	140,000	153,271
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	$270,000	$264,761
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	370,000	388,210
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	120,000	109,641
Duke Energy Ohio Inc., First Mortgage Bonds	5.550%	3/15/54	90,000	90,186
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	160,000	164,810
Duke Energy Progress LLC, First Mortgage Bonds	5.350%	3/15/53	290,000	283,236
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	380,000	369,499 (c)(d)
Electricite de France SA, Senior Notes	5.700%	5/23/28	200,000	206,971 (a)
Electricite de France SA, Senior Notes	5.750%	1/13/35	100,000	103,929 (a)
Electricite de France SA, Senior Notes	6.375%	1/13/55	540,000	565,647 (a)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	320,000	320,283 (a)
Entergy Louisiana LLC, First Mortgage Bonds	5.800%	3/15/55	310,000	317,809
Entergy Mississippi LLC, First Mortgage Bonds	5.000%	9/1/33	150,000	153,091
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	200,000	205,214
Entergy Texas Inc., First Mortgage Bonds	5.800%	9/1/53	50,000	50,863
Entergy Texas Inc., First Mortgage Bonds	5.550%	9/15/54	90,000	88,590
Evergy Kansas Central Inc., First Mortgage Bonds	5.700%	3/15/53	100,000	101,440
Exelon Corp., Senior Notes	5.625%	6/15/35	260,000	271,502
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	630,000	558,466
FirstEnergy Corp., Senior Notes	3.400%	3/1/50	600,000	419,883
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	110,000	112,549 (a)
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	120,000	120,851
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	200,000	200,363
Florida Power & Light Co., First Mortgage Bonds	5.300%	6/15/34	140,000	146,138
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	170,000	118,864
Florida Power & Light Co., First Mortgage Bonds	5.300%	4/1/53	170,000	167,400
Florida Power & Light Co., First Mortgage Bonds	5.800%	3/15/65	320,000	335,741
Georgia Power Co., Senior Notes	4.850%	3/15/31	300,000	308,255
Georgia Power Co., Senior Notes	5.250%	3/15/34	140,000	144,483
Georgia Power Co., Senior Notes	5.200%	3/15/35	310,000	317,890
Indianapolis Power & Light Co., First Mortgage Bonds	5.700%	4/1/54	260,000	262,037 (a)
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	120,000	125,934
Interstate Power and Light Co., Senior Notes	4.950%	9/30/34	180,000	179,132
Interstate Power and Light Co., Senior Notes	5.450%	9/30/54	110,000	106,537
Jersey Central Power & Light Co., Senior Notes	5.100%	1/15/35	60,000	60,845
Kentucky Utilities Co., First Mortgage Bonds	3.300%	6/1/50	170,000	119,158
MidAmerican Energy Co., First Mortgage Bonds	5.300%	2/1/55	90,000	87,847
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	270,000	285,598 (a)
Monongahela Power Co., First Mortgage Bonds	5.400%	12/15/43	110,000	108,979 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	180,000	187,066 (d)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	130,000	137,837 (d)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	380,000	364,367 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	430,000	431,731 (a)(b)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Oglethorpe Power Corp., First Mortgage Bonds	6.200%	12/1/53	$270,000	$284,606
Ohio Edison Co., Senior Notes	4.950%	12/15/29	90,000	92,028 (a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	300,000	311,956 (a)
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	430,000	443,374 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	230,000	244,954
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	120,000	124,192 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.600%	6/1/52	390,000	334,520
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	670,000	667,833
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	340,000	326,907
Pacific Gas and Electric Co., First Mortgage Bonds	3.750%	7/1/28	170,000	167,018
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	220,000	196,091
Pacific Gas and Electric Co., First Mortgage Bonds	6.400%	6/15/33	160,000	172,066
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	250,000	277,656
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	130,000	134,775
Pacific Gas and Electric Co., First Mortgage Bonds	5.700%	3/1/35	130,000	133,262
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	380,000	326,439
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	220,000	237,201
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	400,000	428,239
Pacific Gas and Electric Co., First Mortgage Bonds	5.900%	10/1/54	320,000	312,285
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	390,000	399,699
PacifiCorp, First Mortgage Bonds	5.800%	1/15/55	480,000	470,895
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	20,000	21,086 (d)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	100,000	101,975 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	40,000	39,520 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	100,000	102,913 (d)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	4.674%	12/1/51	400,000	354,997
PPL Electric Utilities Corp., First Mortgage Bonds	5.550%	8/15/55	60,000	60,562
Progress Energy Inc., Senior Notes	6.000%	12/1/39	150,000	159,153
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	330,000	334,386
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	480,000	473,762 (a)
RWE Finance US LLC, Senior Notes	5.875%	9/18/55	680,000	672,324 (a)
Sierra Pacific Power Co., Senior Secured Bonds	5.900%	3/15/54	220,000	224,898
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	190,000	193,806
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	130,000	116,602
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	130,000	115,377
Southern California Edison Co., First Mortgage Bonds	4.650%	10/1/43	390,000	332,634
Southern California Edison Co., First Mortgage Bonds	5.700%	3/1/53	820,000	771,178
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	90,000	90,839
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	42,000	41,896 (d)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	300,000	319,898 (d)
Southern Co., Senior Notes	4.850%	3/15/35	210,000	207,992
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	100,000	102,630 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Virginia Electric and Power Co., Senior Notes	5.050%	8/15/34	$90,000	$91,287
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	260,000	201,694
Virginia Electric and Power Co., Senior Notes	5.550%	8/15/54	440,000	437,360
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	40,000	41,427 (a)
Wisconsin Electric Power Co., Senior Notes	5.050%	10/1/54	160,000	150,218
Wisconsin Power and Light Co., Senior Notes	3.650%	4/1/50	80,000	58,894
Total Electric Utilities				27,060,774
Gas Utilities — 0.4%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	100,000	90,920
Snam SpA, Senior Notes	5.750%	5/28/35	200,000	207,552 (a)
Snam SpA, Senior Notes	6.500%	5/28/55	570,000	612,672 (a)
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	300,000	314,605
Total Gas Utilities				1,225,749
Independent Power and Renewable Electricity Producers — 0.2%
AES Andes SA, Senior Notes	6.250%	3/14/32	340,000	356,379 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	190,000	186,936 (d)
Total Independent Power and Renewable Electricity Producers				543,315
Multi-Utilities — 0.7%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	160,000	163,229
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	60,000	61,989
DTE Energy Co., Senior Notes	5.200%	4/1/30	170,000	175,243
Engie SA, Senior Notes	5.250%	4/10/29	200,000	206,170 (a)
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	260,000	265,368
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	560,000	575,531
PECO Energy Co., First Mortgage Bonds	5.250%	9/15/54	90,000	87,284
PECO Energy Co., First Mortgage Bonds	5.650%	9/15/55	150,000	153,461
San Diego Gas & Electric Co., First Mortgage Bonds	3.320%	4/15/50	80,000	56,181
San Diego Gas & Electric Co., First Mortgage Bonds	5.550%	4/15/54	60,000	59,092
San Diego Gas & Electric Co., Senior Secured Notes	1.700%	10/1/30	130,000	114,829
Wisconsin Public Service Corp., Senior Notes	2.850%	12/1/51	120,000	76,070
Total Multi-Utilities				1,994,447

Total Utilities				30,824,285
Total Corporate Bonds & Notes (Cost — $237,767,300)				247,381,768
U.S. Government & Agency Obligations — 3.8%
U.S. Government Obligations — 3.8%
U.S. Treasury Bonds	4.875%	8/15/45	1,680,000	1,717,669
U.S. Treasury Bonds	4.750%	5/15/55	4,600,000	4,615,812
U.S. Treasury Notes	3.500%	9/30/27	70,000	69,852
U.S. Treasury Notes	3.375%	9/15/28	330,000	327,770
U.S. Treasury Notes	3.625%	8/31/30	270,000	268,650
U.S. Treasury Notes	3.625%	9/30/30	1,460,000	1,452,643
U.S. Treasury Notes	3.875%	8/31/32	20,000	19,944
U.S. Treasury Notes	3.875%	9/30/32	310,000	309,007
U.S. Treasury Notes	4.250%	8/15/35	2,180,000	2,197,883

Total U.S. Government & Agency Obligations (Cost — $10,846,264)				10,979,230
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Sovereign Bonds — 3.1%
Bahamas — 0.1%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	$220,000	$237,943 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	200,000	183,200 (a)
Bermuda Government International Bond, Senior Notes	3.375%	8/20/50	220,000	155,914 (a)
Total Bermuda				339,114
Brazil — 0.1%

Brazilian Government International Bond, Senior Notes	7.125%	5/13/54	260,000	264,355
Chile — 0.1%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	400,000	305,440
Indonesia — 0.1%

Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	480,000	367,823
Israel — 0.4%
Israel Government International Bond, Senior Notes	3.250%	1/17/28	200,000	195,663
Israel Government International Bond, Senior Notes	3.875%	7/3/50	200,000	144,258
Israel Government International Bond, Senior Notes	5.750%	3/12/54	920,000	872,108
Total Israel				1,212,029
Ivory Coast — 0.1%

Ivory Coast Government International Bond, Senior Notes	8.250%	1/30/37	200,000	209,088 (a)
Mexico — 1.8%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	1,000,000	1,015,810 (a)
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	206,730
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	620,000	620,310
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	400,000	348,400
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	400,000	409,840
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	280,000	294,983
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	162,550
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,030,000	858,247
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	200,000	154,640
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	760,000	744,428
Mexico Government International Bond, Senior Notes	5.750%	10/12/ 2110	320,000	274,560
Total Mexico				5,090,498
Panama — 0.1%

Panama Government International Bond, Senior Notes	3.870%	7/23/60	290,000	187,500
Paraguay — 0.0%††

Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000	184,544 (a)
Poland — 0.1%

Bank Gospodarstwa Krajowego, Senior Notes	6.250%	7/9/54	340,000	355,132 (a)
Supranational — 0.1%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	200,000	204,945 (a)

Total Sovereign Bonds (Cost — $8,682,458)				8,958,411
Asset-Backed Securities — 2.2%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.982%	10/20/34	310,000	313,552 (a)(d)
Apidos CLO Ltd., 2013-12A BRR (3 mo. Term SOFR + 1.450%)	5.768%	4/15/31	430,000	430,502 (a)(d)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	270,042	279,400 (a)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ares CLO Ltd., 2017-44A BRR (3 mo. Term SOFR + 1.750%)	6.044%	4/15/34	$700,000	$701,486 (a)(d)
Carlyle Global Market Strategies CLO Ltd., 2015-5A A2R3 (3 mo. Term SOFR + 1.650%)	5.975%	1/20/32	160,000	160,522 (a)(d)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	40,000	41,066
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	633,606	612,931 (a)
Galaxy CLO Ltd., 2018-26A BR (3 mo. Term SOFR + 1.600%)	5.804%	11/22/31	250,000	250,659 (a)(d)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	193,694	193,586 (a)
Harbor Park CLO Ltd., 2018-1A B1R (3 mo. Term SOFR + 1.700%)	6.025%	1/20/31	220,000	220,353 (a)(d)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	40,034	41,351 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	120,663	109,721 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	47,124	42,983 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	309,600	305,619 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	174,561	165,124 (a)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	5.222%	1/15/28	160,000	160,197 (a)(d)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.672%	1/15/28	100,000	100,152 (a)(d)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	320,000	323,360 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	352,502	350,391 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	328,612	333,156 (a)
Romark CLO Ltd., 2021-5A BR (3 mo. Term SOFR + 1.800%)	6.086%	1/15/35	670,000	671,337 (a)(d)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	9.015%	10/15/41	135,136	141,849 (a)(d)
SMB Private Education Loan Trust, 2023-C B	6.360%	11/15/52	100,000	104,875 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	37,637	33,289 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.975%	7/20/32	270,000	270,332 (a)(d)

Total Asset-Backed Securities (Cost — $6,296,082)				6,357,793
Municipal Bonds — 1.4%
California — 0.6%
California State, GO, Build America Bonds	7.300%	10/1/39	900,000	1,053,949
Regents of the University of California, CA, General Revenue, Series AD	4.858%	5/15/ 2112	165,000	140,265
San Francisco Bay Area, CA, Toll Authority Bridge Revenue, Build America Bonds, Series F-2	6.263%	4/1/49	500,000	529,040
Total California				1,723,254
Florida — 0.0%††

Miami-Dade County, FL, Seaport Revenue, Series 2023	6.224%	11/1/55	20,000	20,707
Illinois — 0.1%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B	6.200%	12/1/40	200,000	210,812
Illinois State, GO, Pension Funding, Series 2003	5.100%	6/1/33	130,882	133,227
Total Illinois				344,039
Michigan — 0.1%

Regents of the University of Michigan, MI, General Revenue, Series A	4.454%	4/1/2122	110,000	88,838
Minnesota — 0.0%††

Regents of the University of Minnesota, MN, GO, Series 2022	4.048%	4/1/52	100,000	81,878
New Jersey — 0.1%

New Jersey State Turnpike Authority Revenue, Build America Bonds, Series A	7.102%	1/1/41	250,000	289,898
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 0.4%
New York City, NY, GO:
Fiscal 2025, Series D	5.094%	10/1/49	$100,000	$95,707
Fiscal 2025, Series D	5.114%	10/1/54	50,000	47,845
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	370,000	393,433
Port Authority of New York & New Jersey Revenue, Consolidated Series 164	5.647%	11/1/40	500,000	533,368
Total New York				1,070,353
Ohio — 0.1%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Projects, Build America Bonds, Series B	8.084%	2/15/50	100,000	128,551
Meldahl Hydroelectric Project, Build America Bonds, Series E	6.270%	2/15/50	135,000	141,026
Total Ohio				269,577

Total Municipal Bonds (Cost — $3,866,357)				3,888,544
Collateralized Mortgage Obligations(g) — 0.9%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 C (1 mo. Term SOFR + 2.693%)	6.828%	1/20/43	230,000	229,857 (a)(d)
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	61,369	61,901 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	61,470	62,103 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.856%	10/25/43	183,762	184,001 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.856%	10/25/43	470,000	482,856 (a)(d)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	130,000	133,292 (a)(d)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.483%	3/15/41	110,000	109,650 (a)(d)
GS Mortgage Securities Corp. Trust, 2023-SHIP A	4.466%	9/10/38	100,000	99,798 (a)(d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	430,000	466,362 (a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	59,877	60,704 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	81,520	81,992 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	138,584	139,442 (a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	265,055	268,403 (a)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	295,142	295,865 (a)

Total Collateralized Mortgage Obligations (Cost — $2,640,650)				2,676,226
Senior Loans — 0.4%
Communication Services — 0.1%
Interactive Media & Services — 0.1%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	1,658	1,629 (d)(h)(i)
X Corp., Term Loan B3	9.500%	10/26/29	340,000	341,535 (h)(i)

Total Communication Services				343,164
Consumer Discretionary — 0.0%††
Hotels, Restaurants & Leisure — 0.0%††
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.413%	2/6/31	375	375 (d)(h)(i)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.752%	5/6/31	349,355	349,901 (d)(h)(i)

Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.013%	9/7/27	170,698	170,870 (d)(h)(i)
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Long Credit VIT
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	4/30/31	$288,550	$285,936 (d)(h)(i)

Total Senior Loans (Cost — $1,148,881)				1,150,246
			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	9.276%		4,100	103,976 (d)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.981%		2,136	49,342 (d)

Total Preferred Stocks (Cost — $147,659)				153,318
Total Investments before Short-Term Investments (Cost — $271,395,651)				281,545,536

Short-Term Investments — 0.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,069,880)	4.101%		2,069,880	2,069,880 (j)(k)
Total Investments — 98.6% (Cost — $273,465,531)				283,615,416
Other Assets in Excess of Liabilities — 1.4%				4,096,391
Total Net Assets — 100.0%				$287,711,807

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2025, the total market value of investments in Affiliated Companies was $2,069,880 and the cost was $2,069,880 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

 Western Asset Long Credit VIT
At September 30, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	208	12/25	$43,297,021	$43,346,875	$49,854
U.S. Treasury 5-Year Notes	347	12/25	37,850,112	37,890,773	40,661
U.S. Treasury 10-Year Notes	27	12/25	3,031,031	3,037,500	6,469
U.S. Treasury Long-Term Bonds	214	12/25	24,457,777	24,951,062	493,285
					590,269
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	227	12/25	25,918,827	26,122,736	(203,909)
U.S. Treasury Ultra Long-Term Bonds	83	12/25	9,704,469	9,965,187	(260,718)
					(464,627)
Net unrealized appreciation on open futures contracts					$125,642
At September 30, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	29,287,186	USD	201,777	Goldman Sachs Group Inc.	10/16/25	$(3,387)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Long Credit VIT 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Long Credit VIT (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Long Credit VIT 2025 Quarterly Report

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$21,549,753	$409,973	$21,959,726
Other Corporate Bonds & Notes	—	225,422,042	—	225,422,042
U.S. Government & Agency Obligations	—	10,979,230	—	10,979,230
Sovereign Bonds	—	8,958,411	—	8,958,411
Asset-Backed Securities	—	6,357,793	—	6,357,793
Municipal Bonds	—	3,888,544	—	3,888,544
Collateralized Mortgage Obligations	—	2,676,226	—	2,676,226
Senior Loans	—	1,150,246	—	1,150,246
Preferred Stocks	$153,318	—	—	153,318
Total Long-Term Investments	153,318	280,982,245	409,973	281,545,536
Short-Term Investments†	2,069,880	—	—	2,069,880
Total Investments	$2,223,198	$280,982,245	$409,973	$283,615,416
Other Financial Instruments:
Futures Contracts††	$590,269	—	—	$590,269
Total	$2,813,467	$280,982,245	$409,973	$284,205,685
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$464,627	—	—	$464,627
Forward Foreign Currency Contracts††	—	$3,387	—	3,387
Total	$464,627	$3,387	—	$468,014

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions

Western Asset Long Credit VIT 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,638,431	$98,238,807	98,238,807	$104,807,358	104,807,358

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$65,637	—	$2,069,880

Western Asset Long Credit VIT 2025 Quarterly Report